Retirement benefit plan - Summary of Benefit Plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement benefit plan
Defined benefit plans, percentage of contributions by employees	47.00%
Defined benefit plans, percentage of contributions by employer	53.00%
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (41,060)	SFr (32,410)	SFr (33,889)
Fair value of plan assets	35,290	29,197	26,791
Total liability	SFr (5,770)	SFr (3,213)	SFr (7,098)